Status of Host Inc's Stock Option Plans (Detail) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Benefits Disclosure [Line Items]
Granted	1.5
Balance, at end of year	1.4
Options exercisable at year-end	0.9
Balance, at end of year	$ 7.50
Options exercisable at year-end	$ 7.14
HOST HOTELS & RESORTS, INC.
Employee Benefits Disclosure [Line Items]
Balance, at beginning of year	1.5	0.2	0.4
Granted	0.1	1.4
Exercised	(0.2)	(0.1)	(0.2)
Forfeited/expired
Balance, at end of year	1.4	1.5	0.2
Options exercisable at year-end	0.9	0.5	0.2
Balance, at beginning of year	$ 7	$ 8	$ 7
Granted	$ 11	$ 7
Exercised	$ 5	$ 8	$ 7
Forfeited/expired
Balance, at end of year	$ 8	$ 7	$ 8
Options exercisable at year-end	$ 7	$ 5	$ 8